BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings
	At December 31,
	2013	2014
	$	$

Short-term bank borrowings	304,827,038	356,793,246
Current portion of long-term borrowings	35,427,888	20,412,210
Long-term bank borrowings	265,975,939	272,348,001

Total	606,230,865	649,553,457

Schedule of Short-Term Bank Borrowings
	At December 31,
	2013	2014
	$	$

Fixed deposit	211.1	209.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu	16.4	16.3
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	16.4	26.1
Jiangsu Xinde Asset Management Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	16.4	-
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and machinery from China Sunergy (Nanjing) Co., Ltd.	16.1	8.1
CEEG(Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu	8.2	13.1
Construction in progress	4.9	3.6
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	6.6	-
China Electric Equipment Group Co., Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu	3.3	-
Songjiang District SME Credit Guarantee Center	3.3	1.0
Shareholder of subsidiaries in Turkey	0.5	3.0
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd. and CEEG(Zhengjiang) Power Transformer and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	8.2
Jiangsu Xinde Asset Management Co., Ltd and CEEG (zhenjiang) Power Transformer Co., Ltdand Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	8.2
Fixed deposit pledge and shareholder of subsidiaries in Turkey	-	0.7
Fixed deposit pledge and China Electric Equipment Group Co., Ltd.	-	10.0
Construction in Progress & Fix assets and China Electric Equipment Group Co., Ltd, CEEG (Nanjing) Special Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu	-	1.6
CEEG (Jiangsu) Limited and CEEG Special Transformer Co., Ltd and new energy and Land use right and plant	-	32.7

Total	303.2	341.6

Schedule of Long-Term Bank Borrowings
	At December 31,
	2013	2014
	$	$

Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd.	100.0	-
Land use right and machinery	42.5	38.2
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	50.0	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate	32.8	-
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu	30.6	30.6
Fixed deposit	26.8	51.2
Construction in progress	11.1	-
China Electric Equipment Group Co., Ltd. and machinery	7.5	13.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	100.0
Construction in Progress & Property, plant and equipment	-	9.8

Total	301.3	292.8